Employee Costs from Continuing Operations - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unusual or infrequent item, or both [Line Items]
Pension cost	$ 76.1	$ 77.3
COVID-19
Disclosure of unusual or infrequent item, or both [Line Items]
Government grants received	4.3	3.5
Reduction of direct labor	3.3	0.0
Reduction of indirect labor	$ 1.0	$ 3.5